Advances for vessels under construction and acquisition of vessels	12 Months Ended
Dec. 31, 2015
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels:
6.      Advances for vessels under construction and acquisition of vessels:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	2014	2015

Pre-delivery yard installments and fair value adjustment (Note 1)	$408,870	$65,009
Bareboat capital leases - upfront hire & handling fees	31,467	54,428
Capitalized interest and finance costs	10,654	6,301
Other capitalized costs (Note 3)	3,542	2,172
Advances for secondhand vessels	79	-
Total	$454,612	$127,910

As summarized in the relevant table of Note 1, as of December 31, 2015, the Company was party to 19 newbuilding contracts or lease arrangements (as further discussed below) for the construction of dry bulk carriers of various types, 11 of which were assumed as part of the Merger and the Pappas Transaction.
In 2015, the Company entered into separate agreements with third parties to sell upon their delivery from the shipyard the newbuilding vessels Behemoth, Bruno Marks, Jenmark, Star Aries and Star Taurus. The first two of these vessels were delivered to purchasers in January 2016, upon their delivery to the Company, while the remaining three will be delivered by the end of April 2016. In early 2016, the Company entered into an agreement to sell upon its delivery from the shipyard the newbuilding vessel Megalodon (ex-HN 5056). The vessel was delivered to its new owners in January 2016. None of these vessels met the 'held-for-sale' classification criteria as of December 31, 2015, as none of them was considered available for immediate sale in its present condition at that date.
During 2015 and in early 2016 the Company reached an agreement in principle with certain shipyards to defer the delivery and reduce the purchase price of certain newbuilding vessels. The estimated delivery dates disclosed in the tables of Note 1 take effect of these negotiations. These agreements are subject to execution of final documentation by both parties. The aggregate agreed reduction to the purchase price was $64,508. In addition, an amount of $187,695, regarding capital expenditures due in 2016, was deferred to 2017 and 2018. Taking into effect the outcome of these negotiations, as of December 31, 2015, the total aggregate remaining contracted price for the 19 newbuilding vessels plus agreed extras was $619,223, of which $431,527 is payable during the next twelve months ending December 31, 2016, and the remaining $113,366 and $74,330 is payable during the years ending December 31, 2017 and 2018, respectively. An amount of $84,600, $77,100 and $38,400, respectively, will be financed through bareboat capital lease arrangements, as discussed below, the commitments of that are reflected in Note 17.
Capital leases
On February 17, 2014, the Company entered into separate bareboat charter party contracts with CSSC (Hong Kong) Shipping Company Limited, or CSSC, an affiliate of Shanghai Waigaoqiao Shipbuilding Co., Ltd. (“SWS”), a Chinese shipyard, to bareboat charter for ten years, two fuel efficient newbuilding Newcastlemax dry bulk vessels, the “CSSC Vessels”, each with a cargo carrying capacity of 208,000 dwt. The vessels are being constructed pursuant to shipbuilding contracts entered into between two pairings of affiliates of SWS. Each pair has one shipyard party (each, an “SWS Builder”) and one ship-owning entity (each an “SWS Owner”). Delivery to the Company of each vessel is deemed to occur upon delivery of the vessel to the SWS Owner from the corresponding SWS Builder. Pursuant to the terms of the bareboat charters, the Company is required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount of $43,200 and $40,000, respectively, for the construction cost of each vessel, corresponding to the delivery installment to the shipyard, will be financed by the relevant SWS Owner, to whom the Company will pay a daily bareboat charter hire rate payable monthly plus a variable amount. In addition, the Company will pay an amount of $669 for agreed extra costs for both vessels. In addition, the Company is also obliged to pay an amount of $936 representing handling fees in two installments. The first installment of $462 was paid upon the signing of the bareboat charters, and the second installment due one year later was paid in 2015. Under the terms of the bareboat charters, the Company has the option to purchase the CSSC Vessels at any time, such option being exercisable on a monthly basis against pre-determined, amortizing-during-the-charter-period prices whilst it has a respective obligation of purchasing the vessels at the expiration of the bareboat term at a purchase price of $12,960 and $12,000, respectively. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the CSSC Vessels.
In addition, following the completion of the Merger and the Pappas Transactions the Company also assumed bareboat charters with respect to five newbuilding vessels being built at SWS for subsidiaries of Oceanbulk at the time of the Merger. On December 27, 2013, subsidiaries of Oceanbulk entered into separate bareboat charter party contracts with affiliates of SWS for ten-year bareboat charters of five newbuilding 208,000 dwt Newcastlemax vessels. The vessels are being constructed pursuant to shipbuilding contracts entered into between five pairings of affiliates of SWS. As of December 31, 2015, the Company expects that only three of these vessels will still be delivered. Each pair has one shipyard party (each, an “SWS Builder”) and one ship-owning entity (each an “SWS Owner”). Delivery of each vessel to the Company is deemed to occur upon delivery of the vessel to the SWS Owner from the corresponding SWS Builder. Pursuant to the terms of the bareboat charter, the Company is required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount ranging from $40,000, to $43,200 for the construction cost of each vessel, corresponding to the delivery installment to the shipyard, will be financed by the relevant SWS Owner, to whom the Company will pay a daily bareboat charter hire rate payable monthly plus a variable amount. In addition, the Company will pay for the three newbuilding vessels an aggregate amount of $1,008 for agreed extra costs. After each vessel's delivery, the Company has monthly purchase options to acquire the vessel at pre-determined, amortizing-during-the-charter-period prices. At the end of the ten-year charter period for each vessel, the Company has the obligation to purchase the vessel at a purchase price ranging from $12,000 to $12,960. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the three vessels.

Based on applicable accounting guidance, the Company determined that the bareboat charters with the affiliates of SWS and CSSC should be classified as capital leases. Therefore, $15,669 paid up to December 31, 2015, representing upfront hire and handling fees for the newbuilding vessels, including those vessels delivered during this period, has been capitalized and is included under “Advances for vessels under construction and acquisition of vessels”. In addition, based on the lease agreement provisions, the Company is not deemed to bear substantially all of the construction period risk and therefore is not considered the owner of the vessels during the construction period. Therefore, each of the above bareboat charters is not considered a sales type lease and will not be accounted for as a sale and leaseback transaction upon the delivery of each newbuilding vessel to the Company, when the lease term is deemed to begin. At that time, the Company will recognize the appropriate financial liability and financial asset in accordance with the applicable capital lease accounting guidance.
On August 31, 2015, the Company entered into a non-binding term sheet for the sale of one of its newbuilding contract (HN 1343 (tbn Star Leo)) and a 10-year lease back arrangement with CSSC, in order to finance up to $40,000 for the vessel's delivery installment. The final agreements, which include the memorandum of agreement and bareboat lease agreement, are expected to be signed in March 2016. Pursuant to the terms of the bareboat charter, the Company will pay a fixed bareboat charter hire rate payable monthly plus a variable amount. In addition, the Company will also pay $500 representing handling fees in two installments. Under the terms of the bareboat charter, the Company has the option to purchase the vessel at any time, such option being exercisable on a monthly basis against pre-determined, amortizing-during-the-charter-period prices, while it has a respective obligation of purchasing the vessel at the expiration of the bareboat term at a purchase price of $12,060. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charter, the Company will own the vessel. Based on applicable accounting guidance, the Company determined that the bareboat charter for HN 1343 (tbn Star Leo) should be classified at the time of the beginning of the lease (i.e. at the delivery of the vessel expected in January 2018) as capital lease. The Company is deemed to retain substantially all of the benefits and risks incident to the ownership of the sold vessel. Accordingly, the sale-leaseback transaction is merely a financing and will be accounted for as such upon the delivery of the vessel.
During the year ended December 31, 2015, the Company agreed to reassign the leases for two newbuilding vessels back to the vessels' owner for a one-time refund to the Company of $5,800 each.